Employee compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Employee Benefits [Abstract]
Employee benefit expense, excl. tax credits and government subsidies	$ 337,001	$ 346,631
Post-employment benefit expense, defined contribution plans	$ 8,623	$ 5,269